Revenues - Summary of the company's revenues disaggregated by revenue category (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue
Revenues	¥ 3,702,387	$ 521,470	¥ 3,820,378	¥ 4,025,279
On-demand delivery solution services
Revenue
Revenues	3,412,802	480,683	3,638,729	3,828,956
Mobility service solutions
Revenue
Revenues	233,837	32,935	108,081	110,168
Housekeeping services
Revenue
Revenues	48,670	6,855	72,576	79,735
Others
Revenue
Revenues	¥ 7,078	$ 997	¥ 992	¥ 6,420